Common Stock (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Exercise price	$ 0.07	$ 0.14
Expected term	5 years	1 year
Expected average volatility	104.69%	90.88%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	3.73%	4.17%
December 16 2025 [Member]
Exercise price	$ 0.07
Expected term	5 years
Expected average volatility	104.67%
Expected dividend yield	0.00%
Risk-free interest rate	3.73%